AST MANAGED ALTERNATIVES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Affiliated Mutual Funds — 84.1%
AST FQ Absolute Return Currency Portfolio*	243,634	$2,750,632
AST Neuberger Berman Long/Short Portfolio*	246,858	2,791,970
AST PIMCO Dynamic Bond Portfolio*	392,118	3,756,488

Total Affiliated Mutual Funds (cost $8,783,254)		9,299,090
Unaffiliated Funds — 15.1%
Arbitrage Fund (The) (Institutional Shares)	52,423	680,451
Gabelli ABC Fund (Advisor Class Shares)	103,963	988,686

Total Unaffiliated Funds (cost $1,753,693)		1,669,137

Total Long-Term Investments (cost $10,536,947)		10,968,227

	Shares	Value
Short-Term Investment — 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $109,795)(w)	109,795	$109,795

TOTAL INVESTMENTS—100.2% (cost $10,646,742)		11,078,022

Liabilities in excess of other assets — (0.2)%		(18,518)

Net Assets — 100.0%		$11,059,504

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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